Reorganization Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Employee Terminations	$ 14.8	$ 10.0
Other Charges	12.3	13.4
Total	27.1	23.4
Outdoor Solutions
Restructuring Cost and Reserve [Line Items]
Employee Terminations	2.4	5.6
Other Charges	10.2	7.9
Total	12.6	13.5
Consumer Solutions
Restructuring Cost and Reserve [Line Items]
Employee Terminations	12.0
Other Charges	2.1	2.1
Total	14.1	2.1
Branded Consumables
Restructuring Cost and Reserve [Line Items]
Employee Terminations	0.4	3.4
Other Charges		3.0
Total	0.4	6.4
Process Solutions
Restructuring Cost and Reserve [Line Items]
Employee Terminations		1.0
Other Charges		0.4
Total		$ 1.4